SoGen Variable Funds, Inc.
                     1221 Avenue of the Americas, 8th Fl.
                              New York, NY 10020
                              PH: (212) 278-5853
                              FAX: (212) 278-5912


April 27, 1999


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


      RE:  SoGen Variable Funds, Inc., File Nos. 33-96668, 811-09092

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification on behalf of the above-named Registrant (the "Fund") that the form of Prospectus and Statement of Additional Information for SoGen Overseas Variable Fund that would have been filed pursuant to Rule 497 (c) under the Act, in connection with the filing on April 26, 1999 pursuant to Rule 485 (b) under the Act, of Post-Effective Amendment No. 4 to the Fund's Registration Statement on
Form N-1A ("Amendment No. 4"), would not have differed from those contained in Amendment No. 4. Amendment No. 4 was electronically filed on April 26, 1999 as Accession No: 0000950123-99-003715.

No fees are required in connection with this filing. Please call me at (212) 278-5853 or Carol Moreno at (212) 278-5860 if you have any questions.

Very truly yours,

/s/ PHILIP J. BAFUNDO

cc:  Jack W. Murphy, Esq.
     Dechert Price & Rhoads